Exhibit 99.1-19

Schedule 19 - Data Integrity - Marketable Title Date

AMC Loan ID	Servicer Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment
217491520	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	0	No Variance Found - Removed From Final Population
217491701	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	0	No Variance Found
217492004	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	0	No Variance Found
217493497	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	0	No Variance Found
217494493	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	0	No Variance Found